Document and Entity Information	12 Months Ended
	Dec. 31, 2014	Apr. 16, 2015
Document and Entity Information
Entity Registrant Name	IFM Investments Ltd
Entity Central Index Key	0001477324
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		669,232,591
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY